Note 31 - Maturity Analysis of Financial Liabilities (IFRS) (Detail) - EUR (€) € in Millions	Dec. 31, 2024		Dec. 31, 2023
On demand [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits	€ 177,915		€ 187,078
Interest-bearing deposits	198,045		162,650
Trading liabilities	43,498	[1],[2]	44,005	[3]
Negative market values from derivative financial instruments	276,410	[1],[2]	238,278	[3]
Financial liabilities designated at fair value through profit or loss	30,224		26,521
Investment contract liabilities	0	[4]	0	[5]
Negative market values from derivative financial instruments qualifying for hedge accounting	0	[6]	0	[7]
Central bank funds purchased	1,227		1,057
Securities sold under repurchase agreements, Financial Liabilities	407		373
Securities loaned	2		3
Other short-term borrowings	1,487		1,566
Long-term debt	0		26
Trust preferred securities	0		0
Lease liabilities	3		16
Other financial liabilities	72,780		90,041
Off-balance sheet loan commitments	212,990		197,337
Financial guarantees	32,368		29,113
Total	1,047,356	[8]	978,064	[9]
Due within 3 months [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits	0		0
Interest-bearing deposits	159,292		150,427
Trading liabilities	0	[1],[2]	0	[3]
Negative market values from derivative financial instruments	0	[1],[2]	0	[3]
Financial liabilities designated at fair value through profit or loss	35,024		41,868
Investment contract liabilities	0	[4]	0	[5]
Negative market values from derivative financial instruments qualifying for hedge accounting	978	[6]	132	[7]
Central bank funds purchased	0		1
Securities sold under repurchase agreements, Financial Liabilities	1,143		659
Securities loaned	0		0
Other short-term borrowings	5,767		5,338
Long-term debt	7,119		17,475
Trust preferred securities	0		0
Lease liabilities	157		230
Other financial liabilities	1,076		1,342
Off-balance sheet loan commitments	0		0
Financial guarantees	0		0
Total	210,557	[8]	217,470	[9]
Due between 3 and 12 months [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits	0		0
Interest-bearing deposits	112,543		107,907
Trading liabilities	0	[1],[2]	0	[3]
Negative market values from derivative financial instruments	0	[1],[2]	0	[3]
Financial liabilities designated at fair value through profit or loss	5,943		4,862
Investment contract liabilities	454	[4]	484	[5]
Negative market values from derivative financial instruments qualifying for hedge accounting	614	[6]	24	[7]
Central bank funds purchased	0		0
Securities sold under repurchase agreements, Financial Liabilities	182		317
Securities loaned	0		0
Other short-term borrowings	2,862		2,910
Long-term debt	18,030		18,342
Trust preferred securities	302		307
Lease liabilities	454		589
Other financial liabilities	1,059		1,954
Off-balance sheet loan commitments	0		0
Financial guarantees	0		0
Total	142,443	[8]	137,696	[9]
Due between 1 and 5 years [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits	0		0
Interest-bearing deposits	16,012		13,432
Trading liabilities	0	[1],[2]	0	[3]
Negative market values from derivative financial instruments	0	[1],[2]	0	[3]
Financial liabilities designated at fair value through profit or loss	13,767		7,438
Investment contract liabilities	0	[4]	0	[5]
Negative market values from derivative financial instruments qualifying for hedge accounting	27	[6]	18	[7]
Central bank funds purchased	0		0
Securities sold under repurchase agreements, Financial Liabilities	1,089		790
Securities loaned	0		0
Other short-term borrowings	0		0
Long-term debt	70,602		69,773
Trust preferred securities	0		0
Lease liabilities	1,933		1,816
Other financial liabilities	1,829		509
Off-balance sheet loan commitments	0		0
Financial guarantees	0		0
Total	105,258	[8]	93,775	[9]
Due after 5 years [Member]
Maturity Analysis of Financial Liabilities (IFRS) [Line Items]
Noninterest bearing deposits	0		0
Interest-bearing deposits	10,422		10,627
Trading liabilities	0	[1],[2]	0	[3]
Negative market values from derivative financial instruments	0	[1],[2]	0	[3]
Financial liabilities designated at fair value through profit or loss	8,373		5,064
Investment contract liabilities	0	[4]	0	[5]
Negative market values from derivative financial instruments qualifying for hedge accounting	57	[6]	60	[7]
Central bank funds purchased	0		0
Securities sold under repurchase agreements, Financial Liabilities	25		48
Securities loaned	0		0
Other short-term borrowings	0		0
Long-term debt	36,195		30,692
Trust preferred securities	0		0
Lease liabilities	3,116		3,331
Other financial liabilities	87		62
Off-balance sheet loan commitments	0		0
Financial guarantees	0		0
Total	€ 58,275	[8]	€ 49,883	[9]

[1]	Trading liabilities and derivatives not qualifying for hedge accounting balances are recorded at fair value. The Group believes that this best represents the cash flow that would have to be paid if these positions had to be closed out. Trading liabilities and derivatives not qualifying for hedge accounting balances are shown within “on demand” which Group’s management believes most accurately reflects the short-term nature of trading activities. The contractual maturity of the instruments may however extend over significantly longer periods
[2]	Trading liabilities and derivatives not qualifying for hedge accounting balances are recorded at fair value. The Group believes that this best represents the cash flow that would have to be paid if these positions had to be closed out. Trading liabilities and derivatives not qualifying for hedge accounting balances are shown within “on demand” which Group’s management believes most accurately reflects the short-term nature of trading activities. The contractual maturity of the instruments may however extend over significantly longer periods
[3]	Trading liabilities and derivatives not qualifying for hedge accounting balances are recorded at fair value. The Group believes that this best represents the cash flow that would have to be paid if these positions had to be closed out. Trading liabilities and derivatives not qualifying for hedge accounting balances are shown within “on demand” which Group’s management believes most accurately reflects the short-term nature of trading activities. The contractual maturity of the instruments may however extend over significantly longer periods
[4]	These are investment contracts where the policy terms and conditions result in their redemption value equaling fair value
[5]	These are investment contracts where the policy terms and conditions result in their redemption value equaling fair value
[6]	Derivatives designated for hedge accounting are recorded at fair value and are shown in the time bucket at which the hedged relationship is expected to terminate
[7]	Derivatives designated for hedge accounting are recorded at fair value and are shown in the time bucket at which the hedged relationship is expected to terminate
[8]	The balances in the table do not agree to the numbers in the Group’s balance sheet as the cash flows included in the table are undiscounted. This analysis represents the worst case scenario for the Group if the Group was required to repay all liabilities earlier than expected. The Group believes that the likelihood of such an event occurring is remote
[9]	The balances in the table do not agree to the numbers in the Group’s balance sheet as the cash flows included in the table are undiscounted. This analysis represents the worst case scenario for the Group if the Group was required to repay all liabilities earlier than expected. The Group believes that the likelihood of such an event occurring is remote